Recoverable Taxes - Schedule of Recoverable Taxes (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule of Recoverable Taxes [Abstract]
Value-added tax on sales and services - ICMS/IVA/VAT/GST	$ 746,877	$ 732,866
Social contribution on billings - PIS and COFINS	397,697	380,218
Withholding income tax - IRRF/IRPJ	1,827,282	1,683,298
Excise tax - IPI	17,984	16,950
Reintegra	5,308	5,180
Other	12,011	13,271
Recoverable taxes	3,007,159	2,831,783
Current	995,636	957,211
Non-current	$ 2,011,523	$ 1,874,572